SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS - Maturities of Long-Term Debt for Next Five Years (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 1,850
2026	0
2027	0
2028	2,250
2029	$ 0